Schedule of Financial Risk Factors (Details)	Apr. 30, 2022 USD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 366,291
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount	366,291
Accounts Payable and Accrued Liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Carrying amount	366,291
Gross carrying amount [member] | Accounts Payable and Accrued Liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying amount	366,291
Contractual Cash Flows [member]
IfrsStatementLineItems [Line Items]
Carrying amount	366,291
Contractual Cash Flows [member] | Accounts Payable and Accrued Liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 366,291